Stockholders' Deficit - Schedule of Warrants (Details) (10K) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Warrants, Outstanding, Beginning	20,750,000
Warrants, Granted
Warrants, Exercised
Warrants, Expired
Warrants, Outstanding, Ending	20,750,000	20,750,000
Warrants exercisable, Ending	20,750,000
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.12
Weighted-Average Exercise Price, Granted
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Outstanding, Ending	0.12	$ 0.12
Weighted-Average Exercise Price, Exercisable	$ 0.12
Weighted-Average Remaining Contractual Life, Outstanding, Beginning	2 years 4 months 24 days
Weighted-Average Remaining Contractual Life, Outstanding, Ending	1 year 9 months 18 days
Weighted-Average Remaining Contractual Life, Exercisable	1 year 9 months 18 days
Warrant [Member]
Warrants, Outstanding, Beginning	20,750,000	22,000,000	1,250,000
Warrants, Granted			20,750,000
Warrants, Exercised
Warrants, Expired		1,250,000
Warrants, Outstanding, Ending		20,750,000	22,000,000
Warrants exercisable, Ending		20,750,000
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.12	$ 0.11	$ 0.06
Weighted-Average Exercise Price, Granted			0.12
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Expired		0.06
Weighted-Average Exercise Price, Outstanding, Ending		0.12	$ 0.11
Weighted-Average Exercise Price, Exercisable		$ 0.12
Weighted-Average Remaining Contractual Life, Outstanding, Beginning		3 years 2 months 12 days	2 years
Weighted-Average Remaining Contractual Life, Granted			4 years
Weighted-Average Remaining Contractual Life, Outstanding, Ending		2 years 4 months 24 days
Weighted-Average Remaining Contractual Life, Exercisable		2 years 4 months 24 days